Retirement Benefit Plans - Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income of Defined Benefit Plans (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of defined benefit plans [abstract]
Current service cost	$ 145.3		$ 123.3	$ 135.6
Net interest expense	47.2		81.6	124.0
Components of defined benefit costs recognized in profit or loss	192.5		204.9	259.6
Remeasurement on the net defined benefit liability:
Return on plan assets (excluding amounts included in net interest expense)	(73.3)		(139.2)	(124.4)
Actuarial loss (gain) arising from experience adjustments	94.3		494.1	(438.0)
Actuarial gain arising from changes in demographic assumptions	277.4			(233.2)
Actuarial loss arising from changes in financial assumptions	(540.5)		3,161.9	541.7
Components of defined benefit costs recognized in other comprehensive income	(242.1)	$ (8.7)	3,516.8	(253.9)
Total	$ (49.6)		$ 3,721.7	$ 5.7